BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION
Schedule of new and revised IFRSs that have been issued but are not yet effective in the Consolidated Financial Statements

Effective for accounting year beginning on or after
Amendments to IAS 1	Classification of Liabilities as current and non-current	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 28 and IFRS 10	Sale or contribution of assets between an investor and its associate or joint venture	To be determined

Schedule of principal annual rates of property, plant and equipment
Plant and machinery	10% to 19%
Office equipment	19% to 20%
Motor vehicles	19%
Electronic equipment	19% to 20%
Leasehold improvements	The shorter of remaining lease terms or estimated useful lives

Schedule of estimated useful lives of the right-of-use assets
Offices	2 to 5 years
Office equipment	2 to 5 years